DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2016	Jan. 03, 2017
Warrants issued in 2014
Disclosure of detailed information about hedges [line items]
Number of shares issued	2,526,320
Proceeds from warrant exercises	$ 2,630
Number of warrants expired	1,052,640
Warrants issued in 2016
Disclosure of detailed information about hedges [line items]
Warrants exercisable into number of ADSs			60.55		2,025,458
Derivative term				3 years
Risk-free interest rate		1.56%	2.63%
Average standard deviation		53.13%
Warrants exercise price		$ 13.33		$ 13.33